SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Jul. 02, 2021	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,543,468	$ 654,116
Accumulated depreciation and impairment	(112,183)	(57,652)
Property and equipment, net	1,431,285	596,464
Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	140,000	140,000
Building [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	236,000	236,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,167,468	278,116
White River Holdings Corp [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		654,116		$ 637,116
Accumulated depreciation and impairment		(57,652)	$ (12,094)	(24,214)
Property and equipment, net		596,464		612,902
White River Holdings Corp [Member] | Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		140,000		140,000
White River Holdings Corp [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		236,000		236,000
White River Holdings Corp [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 278,116		$ 261,116